UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND OCTOBER 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 83.2%

	Shares	Value
CONSUMER DISCRETIONARY — 11.4%
Abercrombie & Fitch, Cl A	3,000	$100,440
AMC Entertainment Holdings, Cl A	1,205	30,607
American Eagle Outfitters	47,004	604,942
Bed Bath & Beyond *	38,969	2,624,172
BorgWarner	3,610	205,842
Cabela’s *	9,490	455,710
Crocs *	102,392	1,195,938
Finish Line, Cl A	23,131	612,277
Francesca’s Holdings *	27,763	330,657
Gray Television *	39,337	363,474
Group 1 Automotive	15,003	1,281,706
Helen of Troy *	5,000	309,250
Installed Building Products *	55,669	807,757
LKQ *	80,868	2,310,399
Mohawk Industries *	810	115,053
Nexstar Broadcasting Group, Cl A	6,000	270,720
Select Comfort *	4,688	120,435
Sinclair Broadcast Group, Cl A	57,078	1,658,116
Sonic Automotive, Cl A	27,240	678,004
Tower International *	20,180	490,374
World Wrestling Entertainment, Cl A	23,138	285,754
Xueda Education Group ADR	130,295	366,129

		15,217,756

CONSUMER STAPLES — 4.1%
CVS/Caremark	10,680	916,451
Darling International *	138,566	2,438,761
Herbalife	15,649	820,947
Nu Skin Enterprises, Cl A	13,552	715,952
Safeway	17,658	615,558

		5,507,669

ENERGY — 8.6%
Alpha Natural Resources *	19,805	38,818
Atlas Pipeline Partners (A)	37,000	1,357,900
Dresser-Rand Group *	4,564	372,879
EnLink Midstream	17,600	667,040
Foresight Energy (A)	14,654	265,238
Frank’s International	69,078	1,190,214
Gastar Exploration *	4,629	18,516
Goodrich Petroleum *	171,443	1,412,690
Gulfport Energy *	14,029	703,975
Hornbeck Offshore Services *	103,146	3,162,456
Noble	27,824	582,078

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Oil States International *	5,788	$345,775
Penn Virginia *	49,049	420,350
Tidewater	3,598	132,658
USA Compression Partners LP (A)	26,500	604,200
Valero Energy Partners (A)	4,000	170,800

		11,445,587

FINANCIALS — 9.6%
Bancorp *	53,673	507,747
Berkshire Hathaway, Cl B *	7,920	1,110,067
Cash America International	4,514	221,863
CYS Investments	107,643	961,252
Federated Investors, Cl B	53,998	1,688,517
First American Financial	16,394	497,066
FNF Group	6,167	184,023
Hannon Armstrong Sustainable Infrastructure Capital	144,890	2,025,562
Investors Bancorp	4,632	49,794
MCG Capital	13,895	49,744
McGraw-Hill	2,510	227,105
MFA Financial	76,010	636,964
New York Community Bancorp	35,000	558,250
Safeguard Scientifics *	74,043	1,477,158
TD Ameritrade Holding	28,321	955,551
Viewtran Group *	470,061	728,594
Willis Group Holdings	23,947	970,572

		12,849,829

HEALTH CARE — 4.2%
AMN Healthcare Services *	12,950	222,093
Charles River Laboratories International *	3,588	226,618
DaVita *	23,362	1,823,871
Hospira *	23,251	1,248,579
Natus Medical *	18,159	617,406
Trinity Biotech ADR	64,917	1,129,556
Zimmer Holdings	2,822	313,919

		5,582,042

INDUSTRIALS — 18.7%
Actuant, Cl A	17,350	549,822
Allied Defense Group, Escrow *	38,762	—
American Airlines Group	28,765	1,189,433
AMR Corp., Escrow *	8,970	—
Avis Budget Group *	13,642	760,541
Blount International *	85,888	1,314,945
Civeo	85,143	1,037,893
Colfax *	18,917	1,028,706

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Copart *	54,132	$1,810,174
CPI Aerostructures *	142,857	1,364,285
Douglas Dynamics	8,212	170,235
EnPro Industries *	40,418	2,608,174
Esterline Technologies *	16,333	1,912,758
Interface, Cl A	40,787	653,816
ITT	13,500	608,310
KAR Auction Services	56,211	1,706,566
Kennametal	4,509	174,092
Luxfer Holdings ADR	5,586	88,985
Mine Safety Appliances	7,771	446,599
Rand Logistics *	40,142	219,978
Rockwell Collins	4,615	388,352
Spirit AeroSystems Holdings, Cl A *	25,624	1,008,048
TriMas *	14,808	468,821
Triumph Group	48,848	3,401,286
Twin Disc	12,680	329,934
WABCO Holdings *	10,048	978,474
Xylem	22,511	818,500

		25,038,727

INFORMATION TECHNOLOGY — 12.0%
Advanced Energy Industries *	40,528	801,644
Benchmark Electronics *	11,243	266,684
Brooks Automation	79,009	974,181
ChipMOS TECHNOLOGIES Bermuda	16,259	349,243
Electro Scientific Industries	69,654	494,543
Fidelity National Information Services	8,803	514,007
Genpact *	154,800	2,716,740
Integrated Silicon Solution	38,331	520,535
IPG Photonics *	11,407	837,388
Jabil Circuit	20,008	419,168
Magnachip Semiconductor *	196,157	2,183,227
Newport *	90,265	1,614,841
ON Semiconductor *	62,409	517,371
Seagate Technology	27,213	1,709,793
Spark Networks *	21,429	90,645
SPS Commerce *	4,970	289,751
Ultra Clean Holdings *	133,315	1,170,506
Western Union	37,264	631,997

		16,102,264

MATERIALS — 14.6%
Agnico-Eagle Mines	49,515	1,163,602
Agrium	970	94,885

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Alamos Gold	100,336	$749,510
Albemarle	34,257	1,999,924
Allegheny Technologies	5,407	177,620
Ashland	8,320	899,142
Berry Plastics Group *	48,188	1,253,852
Celanese, Cl A	9,941	583,835
Chemtura *	9,723	226,449
Compass Minerals International	2,695	230,908
Eastman Chemical	3,570	288,384
Intrepid Potash *	30,000	403,500
MAG Silver *	174,846	1,056,070
Materion	11,854	467,640
Methanex	20,623	1,223,769
Neenah Paper	13,211	806,003
OCI Resources LP (A)	59,000	1,330,450
Olin	12,854	311,581
Omnova Solutions *	80,255	564,193
Orion Engineered Carbons *	28,024	423,162
Q2 Gold Resources * (B)	15,766	—
Rayonier Advanced Materials	30,251	863,061
Reliance Steel & Aluminum	2,630	177,472
Ryerson Holding *	13,200	168,696
Schnitzer Steel Industries, Cl A	13,747	323,742
Silgan Holdings	17,317	851,304
Silver Wheaton	32,391	562,632
Tahoe Resources *	24,375	423,150
Taminco *	18,429	477,127
Tronox, Cl A	57,327	1,386,167

		19,487,830

TOTAL COMMON STOCK (Cost $84,482,671)		111,231,704

REGISTERED INVESTMENT COMPANIES — 0.8%
CLOSED-END FUNDS — 0.8%
BlackRock Floating Rate Income Strategies Fund	15,370	211,184
Eaton Vance Senior Floating-Rate Trust	21,080	296,174
Nuveen Credit Strategies Income Fund	67,442	595,513

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,154,059)		1,102,871

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND OCTOBER 31, 2014 (Unaudited)

PREFERRED STOCK — 0.5%

	Shares/ Face Amount	Value
ENERGY — 0.5%
Magnum Hunter Resources, 8.000%	14,886	$677,313

TOTAL PREFERRED STOCK (Cost $638,070)		677,313

CONVERTIBLE BONDS — 0.1%
FINANCIALS — 0.0%
Wabash National 3.375%, 05/01/18	$50,000	56,500

MATERIALS — 0.1%
Lake Shore 6.250%, 09/30/17	136,350	111,422

TOTAL CONVERTIBLE BONDS (Cost $148,403)		167,922

COMMERCIAL PAPER (C) — 11.2%
Ameren
0.540%, 11/03/2014	6,000,000	5,999,905
0.540%, 11/14/2014	2,000,000	1,999,838
Dow Chemical 0.200%, 11/14/2014	2,000,000	1,999,880
Mattel 0.200%, 11/05/2014	2,000,000	1,999,961
Ryder System 0.230%, 11/18/2014	3,000,000	2,999,678

TOTAL COMMERCIAL PAPER (Cost $14,999,193)		14,999,262

SHORT-TERM INVESTMENT — 5.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (D) (Cost $6,735,376)	6,735,376	6,735,376

TOTAL INVESTMENTS — 100.9% (Cost $108,157,772) †		$134,914,448

Percentages are based on Net Assets of $133,679,252.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At October 31, 2014, these securities amounted to $3,728,588, or 2.8% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such security as of October 31, 2014, was $0 and represented 0.0% of net assets.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	The rate reported is the effective yield as of October 31, 2014.

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $108,157,772, and the unrealized appreciation and depreciation were $31,217,928 and $(4,461,252) respectively.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

Amounts designated as “—” are $0.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND OCTOBER 31, 2014 (Unaudited)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$111,231,704	$—	$—	$111,231,704
Registered Investment Companies	1,102,871	—	—	1,102,871
Preferred Stock	677,313	—	—	677,313
Convertible Bonds	—	167,922	—	167,922
Commercial Paper	—	14,999,262	—	14,999,262
Short-Term Investment	6,735,376	—	—	6,735,376

Total Investments in Securities	$119,747,264	$15,167,184	$—	$134,914,448

For the period ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-001-1400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: December 23, 2014